MTB New York Tax-Free Money Market Fund
MTB NEW YORK TAX-FREE MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income that is exempt from both federal and New York state and local income taxes while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB New York Tax-Free Money Market Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB New York Tax-Free Money Market Fund	Class A	Class I
Management Fee	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	none	none
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	0.86%	0.86%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB New York Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	88	274	476	1,060
Class I	88	274	476	1,060

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal and New York State income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and New York state income taxes, including the federal alternative minimum tax ("AMT").

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to financial conditions of New York City, however, would ultimately have an effect on the state.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 0.75% 6/30/2007 Worst Quarter 0.00% 3/31/2010
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.01%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB New York Tax-Free Money Market Fund	1 Year	5 Years	10 Years		Life of Fund		Inception Date
Class A	0.01%	1.43%	1.32%
Class I	0.02%	1.60%			1.43%	[1]	Aug. 18, 2003
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)	0.03%	1.53%	1.38%
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)	0.03%	1.63%	1.51%	[2]
[1]	Class I Shares commenced operations on August 18, 2003.
[2]	iMoneyNet Average performance is as of the nearest month-end following inception date.